Sep. 30, 2015

August 1, 2016

DBX ETF TRUST

Deutsche X-trackers MSCI All China Equity ETF

(the “Fund”)

Supplement to the Prospectus

dated September 30, 2015, as supplemented

Effective August 1, 2016, the Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers MSCI All China Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.60
Other Expenses	None
Acquired Fund Fees and Expenses	0.37
Total Annual Fund Operating Expenses	0.97
Fee Waiver and/or Expense Reimbursement*	(0.34)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63

*To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2018, to waive its management fee and/or reimburse fund expenses in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers MSCI All China Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786